Property and Equipment (Depreciation Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation, including amortization related to leasehold improvements	$ 269,619	$ 213,237	$ 211,532